Significant Accounting Policies (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
		Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2021
Significant Accounting Policies (Details) [Line Items]
Definite-lived intangible assets useful lives				15 years
Income tax and penalties amount (in Dollars)		$ 11,105	$ 156,711
Interest exenses (in Dollars)			140,319
Income tax obligations due (in Dollars)			$ 297,030
Contract assets (in Dollars)				$ 681,860		$ 0
Common stock equivalents outstanding (in Shares)				81,521,332		0
Operating loss (in Dollars)				$ 1,467,635
Cash flow used in operations (in Dollars)				3,536,955
Negative working capital (in Dollars)				17,345,487
PPP loans outstanding (in Dollars)				$ 2,160,000
Customers risk, percentage				97.00%
Derivative liability (in Dollars)				$ 16,327		$ 0
Derivative liability (in Dollars)				6,929,000				$ 7,520,076
Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)						38,881	$ 440,486
Income tax and penalties amount (in Dollars)							156,711
Interest exenses (in Dollars)						129,967	126,700
Income tax obligations due (in Dollars)						286,678	283,411
Contract liabilities (in Dollars)						$ 287,775	355,988
Common stock converted, description						The reverse stock split was deemed effective at the open of business on April 21, 2020. As a result of the reverse stock split, every three hundred (300) shares of outstanding common stock of the Company as of April 14, 2020 were converted into one (1) share of common stock. Fractional shares resulting from the reverse stock split were rounded up to the next whole number.
Reverse stock split, description						All common share, warrant, stock option, and per share information in the consolidated financial statements gives retroactive effect to the 1-for-300 reverse stock split. There was no change to the number of authorized shares of common stock or preferred stock of the Company as a result of the reverse stock split. The par value of the Company’s common stock was unchanged at $0.00001 per share post-split.
Contract assets (in Dollars)						$ 167,649	$ 293,209
Dilutive potential shares outstanding (in Shares)						53,429,108	286,736
Derivatives, Methods of Accounting, Hedge Effectiveness [Policy Text Block]							94%
Derivative liability (in Dollars)	[1]					$ 3,390,504	$ 992,733
ADEX [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance (in Dollars)				727,998
JTM [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance (in Dollars)				$ 799,105
JTM [Member]
Significant Accounting Policies (Details) [Line Items]
Owned percentage				50.00%
Revenue Benchmark [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				3.00%	100.00%
Revenue Benchmark [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Income tax and penalties amount (in Dollars)						$ 156,711
Revenue Benchmark [Member] | Customer One [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage							37.00%
Revenue Benchmark [Member] | Customer Two [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage							19.00%
Revenue Benchmark [Member] | Customer Three [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage							14.00%
Revenue Benchmark [Member] | Customer Four [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage							12.00%
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				8.00%	24.00%
Accounts Receivable [Member] | Customer One [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						34.00%	57.00%
Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				9.00%	19.00%
Accounts Receivable [Member] | Customer Two [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						20.00%	2.00%
Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				7.00%	21.00%
Accounts Receivable [Member] | Customer Three [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						3.00%	1.00%
Accounts Receivable [Member] | Customer Four [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage							9.00%
Minimum [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Definite-lived intangible assets useful lives						5 years
Maximum [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Definite-lived intangible assets useful lives						35 years
UNITED STATES | Revenue Benchmark [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						93.00%
PUERTO RICO | Revenue Benchmark [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						7.00%	6.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				20.00%	20.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						31.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				15.00%	18.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						21.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage				12.00%	17.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member] | Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Details) [Line Items]
Customers risk, percentage						10.00%
Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)				$ 38,881		$ 0
Contract liabilities (in Dollars)				$ 1,348,906		$ 464,450

[1]	The Company has estimated the fair value of these derivatives using the Monte-Carlo model.